Exploration and evaluation	12 Months Ended
Dec. 31, 2021
Disclosure of Exploration and evaluation assets [Abstract]
Exploration and evaluation [Text Block]

16. Exploration and evaluation

	2021	2020
	$	$

Net book value - January 1	42,519	42,949
Additions	3,784	201
Impairment	(42,668)	-
Transfer to royalty, stream and other interests	-	(631)
Net book value - December 31	3,635	42,519

Closing balance
Cost	104,492	100,708
Accumulated impairments	(100,857)	(58,189)
Net book value	3,635	42,519

Impairment

In 2021, the Company incurred an impairment charge of $42.7 million ($34.6 million, net of income taxes) on exploration and evaluation properties, including the James Bay properties and the Coulon zinc project in Canada. The Company has determined that further exploration and evaluation expenditures are no longer planned in the near term on these properties and that the carrying amount of these assets is unlikely to be recovered from a sale of these properties at the current time. As a result, these properties were written down to zero on December 31, 2021.